Schedule of Investments (unaudited)
February 28, 2026
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 Franklin Ohio Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.4%
Alaska — 1.9%
Alaska State Industrial Development & Export Authority Revenue:
Tanana Chiefs Conference Project, Series A	5.000%	10/1/30	$650,000	$700,225
Tanana Chiefs Conference Project, Series A	5.000%	10/1/31	500,000	537,399
Total Alaska				1,237,624
Guam — 2.8%
Guam Government, GO, Series 2019	5.000%	11/15/31	335,000	356,331 (a)
Guam Government, Hotel Occupancy Tax Revenue, Series A, Refunding	5.000%	11/1/40	300,000	317,821
Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A, Refunding	5.000%	1/1/46	350,000	362,536
Port Authority of Guam Revenue:
Port Revenue Bonds, Series B	5.000%	7/1/33	200,000	206,872 (a)
Port Revenue Bonds, Series B	5.000%	7/1/36	400,000	412,148 (a)
Port Revenue Bonds, Series B	5.000%	7/1/37	200,000	205,578 (a)
Total Guam				1,861,286
Illinois — 1.7%

Illinois State, GO, Series B, Refunding	5.000%	10/1/32	1,050,000	1,109,419
Ohio — 87.6%
Akron, Bath & Copley Joint Township Hospital District, OH, Hospital Facilities Revenue:
Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/37	300,000	323,603 (b)
Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/38	360,000	388,324 (b)
Ashland, OH, School District, GO, Unlimited Tax, Classroom Facilities and School Improvement, Refunding, SD Credit Program	3.000%	11/1/42	1,000,000	892,076
Bedford, OH, School District, GO, School Improvement Bonds, Series 2025, Refunding, BAM	5.500%	12/1/58	1,000,000	1,058,854
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series A-2, Refunding	3.000%	6/1/48	1,500,000	1,090,167
Centerville, OH, Health Care Improvement Revenue, Southeast Twin Cities Transmission Project, Series 2021, Refunding	5.250%	11/1/50	500,000	479,351
Cleveland Cuyahoga County, OH, Port Authority Revenue:
Cleveland Museum of Natural History Project, Series 2021	4.000%	7/1/46	1,000,000	903,316
Euclid Avenue Development Corporation Project, Series A	5.500%	8/1/47	1,000,000	1,054,234
Flats East Bank Project, Series A, Refunding	4.000%	12/1/55	475,000	370,200 (c)
Playhouse Square Foundation Project, Series 2018, Refunding	5.500%	12/1/53	700,000	702,734
Toledo Museum of Art Project, Series C	5.000%	11/15/54	250,000	254,723
Cleveland, OH, Department of Public Utilities Division of Public Power Revenue, Series A, Refunding, AG	4.000%	11/15/36	750,000	772,373
Cleveland, OH, GO, Series A, Refunding	3.000%	12/1/34	1,250,000	1,258,157
Cleveland, OH, Water Pollution Control Revenue:
Series 2024	5.000%	11/15/49	725,000	761,128
Series 2024	5.000%	11/15/54	1,350,000	1,411,382
Columbus, OH, Metropolitan Housing Authority General Revenue, Waldren Woods Project	4.000%	6/1/34	1,300,000	1,330,708
Columbus, OH, Metropolitan Library Revenue, Library Facilities Notes, Series 2019	4.000%	12/1/38	1,000,000	1,023,295
Columbus, OH, Regional Airport Authority Revenue, John Glenn Columbus International Airport, Series B, Refunding	5.250%	1/1/55	1,000,000	1,054,973
See Notes to Schedule of Investments.

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Ohio Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Columbus-Franklin County, OH, Finance Authority Revenue, Quarry Trails Phase III Project, Series A	5.500%	5/15/55	$1,200,000	$1,240,964
Cuyahoga County, OH, Revenue:
Cleveland Orchestra Project, Series 2019, Refunding	5.000%	1/1/37	400,000	423,558
Cleveland Orchestra Project, Series 2019, Refunding	5.000%	1/1/41	1,435,000	1,498,486
Dayton-Montgomery County, OH, Port Authority Revenue:
Northcrest Gardens Apartments Project, Series 2024, FNMA - Collateralized	4.500%	1/1/41	990,000	1,052,823
Regional Stem Schools Inc. Project, Series 2024	5.000%	12/1/54	1,000,000	993,155
Franklin County, OH, Convention Facilities Authority Hotel Project Revenue, Greater Columbus Convention Center, Series 2019	5.000%	12/1/44	1,000,000	1,019,089
Franklin County, OH, Health Care Facilities Revenue:
Friendship Village of Dublin Inc., Series 2014, Refunding	5.000%	11/15/44	1,000,000	1,000,003
Series 2022, Unrefunded	4.000%	7/1/40	1,000,000	973,059
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	2,445,000	2,474,507
Greene County, OH, Port Authority Revenue, Community First Solutions Obligated Group, Series B	5.000%	5/15/55	1,000,000	981,708
Hamilton County, OH, Healthcare Improvement Revenue, Life Enriching Communities Project, Series 2016, Refunding	5.000%	1/1/46	1,000,000	1,000,014
Hamilton County, OH, Hospital Facilities Revenue, Series A, Refunding	5.500%	8/1/51	800,000	824,845
Hilliard, OH, Income Tax Revenue, Recreation and Wellness Campus, Series 2022	5.000%	12/1/52	1,000,000	1,030,689
Lake County, OH, Community College District Revenue, COP, Refunding	4.000%	10/1/35	1,840,000	1,887,981
Miami County, OH, Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, Refunding	5.000%	8/1/49	1,680,000	1,698,004
Montgomery County, OH, Hospital Facilities Revenue, Kettering Health Network Obligated Group Project	4.000%	8/1/47	1,000,000	924,261
Northeast Ohio Medical University Revenue:
Series A, Refunding	5.000%	12/1/27	100,000	103,551
Series A, Refunding	5.000%	12/1/29	100,000	107,062
Oakwood City, OH, School District, GO, Unlimited Tax, Refunding	5.000%	12/1/47	885,000	926,325
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corp. Project, Series B	4.350%	6/30/40	2,000,000	2,036,928
Ohio State Higher Educational Facility Commission Revenue:
Ashtabula County Medical Center Obligated Group, Series 2022	5.250%	1/1/47	1,000,000	1,014,162
Capital University 2022 Project, Refunding	6.000%	9/1/52	400,000	405,343
Denison University 2023 Project	5.000%	11/1/48	1,185,000	1,238,201
John Carroll University 2022 Project, Refunding	4.000%	10/1/47	1,100,000	919,170
Oberlin College 2023 Project, Green Bonds, Series A	5.250%	10/1/53	2,000,000	2,110,672
Otterbein Homes Obligated Group, Series 2023, Refunding	4.000%	7/1/31	915,000	962,043
The Cleveland Institute of Art 2018 Project	5.250%	12/1/48	250,000	228,643
University of Dayton 2020 Project, Refunding	3.000%	2/1/37	1,580,000	1,501,974
Xavier University 2024 Project, Refunding	5.250%	5/1/54	1,000,000	987,289
Ohio State Hospital Facilities Revenue, Children’s Hospital Medical Center of Akron, Series B	5.000%	8/15/32	1,000,000	1,126,268 (d)(e)
Ohio State Water Development Authority Pollution Control Loan Fund Revenue, Green Bonds, Series D	5.000%	12/1/44	1,000,000	1,108,812
See Notes to Schedule of Investments.

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

 Franklin Ohio Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Port of Greater Cincinnati, OH, Development Authority Revenue:
Duke Energy Convention Center Project , Second Subordinate Development Revenue Bonds, Series C, AG	5.250%	12/1/58	$300,000	$315,961
Duke Energy Convention Center Project , Second Subordinate Development Revenue Bonds, Series C, AG	5.250%	12/1/63	750,000	787,791
Three Oaks Phase II Project, Series A1	4.625%	11/15/45	700,000	701,796
Rickenbacker Port Authority, OH, Capital Funding Revenue, Series A	5.375%	1/1/32	565,000	635,178
Summit County, OH, Development Finance Authority Revenue, Akron Properties LLC, University of Akron Project, Series A, BAM	5.000%	7/1/45	1,000,000	1,049,586
Summit County, OH, Green Local School District, GO:
Series A, SD Credit Program	5.500%	11/1/47	650,000	683,717
Series B, AG	4.625%	11/1/47	500,000	505,789
Series B, AG	5.000%	11/1/52	1,200,000	1,229,599
Summit County, OH, Various Purpose Improvement Bonds, GO, Series 2022	5.000%	12/1/43	1,000,000	1,075,834
Upper Arlington, OH, Special Obligation Income Tax Revenue, Community Center, Series 2023	5.000%	12/1/53	1,000,000	1,029,632
Warren County, OH, Healthcare Facilities Revenue, Otterbein Homes Obligated Group, Series 2024, Refunding	5.000%	7/1/49	1,000,000	1,009,509
Total Ohio				57,953,579
Puerto Rico — 0.4%

Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	250,000	250,517
Texas — 1.8%
Bastrop, TX, ISD, GO, Unlimited Tax, School Building Bonds, Series 2023, PSF - GTD	5.000%	2/15/53	1,000,000	1,034,294
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	165,000	165,613 (c)
Total Texas				1,199,907
U.S. Virgin Islands — 0.3%

U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	210,000	221,816
Washington — 0.9%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	500,000	563,123
Total Investments before Short-Term Investments (Cost — $64,147,244)				64,397,271
			Shares
Short-Term Investments — 1.6%
Putnam Government Money Market Fund, Class P Shares (Cost — $1,077,831)	3.450%		1,077,831	1,077,831 (f)(g)
Total Investments — 99.0% (Cost — $65,225,075)				65,475,102
Other Assets in Excess of Liabilities — 1.0%				689,326
Total Net Assets — 100.0%				$66,164,428

See Notes to Schedule of Investments.

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Ohio Municipal Income ETF
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Maturity date shown represents the mandatory tender date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $1,077,831 and the cost was $1,077,831 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
COP	—	Certificates of Participation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ISD	—	Independent School District
PSF	—	Permanent School Fund
SD	—	School District
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	11	6/26	$1,326,180	$1,337,531	$(11,351)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Ohio Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$64,397,271	—	$64,397,271
Short-Term Investments†	$1,077,831	—	—	1,077,831
Total Investments	$1,077,831	$64,397,271	—	$65,475,102
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$11,351	—	—	$11,351

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$7,528,300	7,528,300	$6,450,469	6,450,469

Franklin Ohio Municipal Income ETF 2026 Quarterly Report

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Short Term Investment Fund, Class P Shares	$1,569,772	$11,528,671	11,528,671	$13,098,443	13,098,443
	$1,569,772	$19,056,971		$19,548,912

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Government Money Market Fund, Class P Shares	—	$25,378	—	$1,077,831
Putnam Short Term Investment Fund, Class P Shares	—	13,843	—	—
	—	$39,221	—	$1,077,831

Franklin Ohio Municipal Income ETF 2026 Quarterly Report